Statutory Reserves and Restricted Net Assets - Additional Information (Details) - PRC	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statutory Accounting Practices [Line Items]
Statutory reserve funds	¥ 69,953,178	$ 10,720,794	¥ 63,030,266	¥ 57,726,641
Restricted net assets	¥ 777,732,187	$ 119,192,672	¥ 509,435,466	¥ 394,424,291